CONSOLIDATED STATEMENT OF CASH FLOW (Parenthetical) - COP ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENT OF CASH FLOW
Transfer of loans and returned goods to assets held for sale and inventories		$ 889,752	$ 672,586	$ 508,040
Non-cash transaction, value of loans and advance to customers and assets held for sale received as payment by residual rights			$ 75,664
FCP Fondo Inmobiliario Colombia
CONSOLIDATED STATEMENT OF CASH FLOW
Percentage of investment in private equity fund	80.47%